Receivables from Financial Services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables from financial services [abstract]
Current receivables from financial services	₺ 3,286,243	₺ 2,950,523
Non-current receivables from financial services	884,686	1,297,597
Net receivables from financial services	₺ 4,170,929	₺ 4,248,120